UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08455

Morgan Stanley Global Advantage Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	May 31, 2008

Date of reporting period:	February 29, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Advantage Fund

Portfolio of Investments  February 29, 2008  (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (96.6%)
	Australia (a) (2.2%)
	Data Processing Services
436,600	Computershare Ltd.	$3,409,556

	Other Consumer Services
755,200	A.B.C. Learning Centres Ltd.	1,471,357

	Total Australia	4,880,913

	Bermuda (9.4%)
	Apparel/Footwear Retail (a)
427,700	Esprit Holdings Ltd.	5,352,919

	Insurance Brokers/Services
66,454	Willis Group Holdings Ltd.	2,183,014

	Investment Banks/Brokers
211,700	MF Global Ltd.*	3,715,335

	Multi-Line Insurance
103,184	Axis Capital Holdings Ltd.	3,804,394

	Wholesale Distributors (a)
1,538,040	Li & Fung Ltd.	5,519,349

	Total Bermuda	20,575,011

	Canada (1.8%)
	Food: Specialty/Candy
633,900	SunOpta Inc.*	3,847,773

	France (a) (1.8%)
	Pharmaceuticals: Other
64,792	Ipsen S.A.	3,917,803

	Germany (a) (5.4%)
	Apparel/Footwear
55,900	Adidas AG	3,507,052

	Medical Specialties
56,400	Fresenius SE	5,006,971

	Other Consumer Services
193,456	Wirecard AG*	3,262,159

	Total Germany	11,776,182

	Greece (a) (2.3%)
	Regional Banks
170,135	EFG Eurobank Ergasias	4,897,791

	India (a) (1.0%)
	Construction Materials
108,793	ACC Ltd.	2,143,040

	Israel (3.4%)
	Food: Specialty/Candy
147,128	Strauss Group Ltd.	2,090,401

	Pharmaceuticals: Other
110,400	Teva Pharmaceutical Industries Ltd. (ADR)	5,417,328

	Total Israel	7,507,729

	Italy (a) (2.3%)
	Major Banks
668,643	UniCredit Italiano SpA.	4,905,744

	Japan (a) (2.5%)
	Home Building
99,000	Daito Trust Construction Co., Ltd.	5,355,379

	Mexico (2.8%)
	Beverages: Non-Alcoholic
81,000	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units)**	3,240,000

	Other Transportation
54,900	Grupo Aeroportuario del Sureste S.A.B de C.V. (ADR)	2,850,408

	Total Mexico	6,090,408

	Singapore (a) (4.9%)
	Airlines
332,267	Singapore Airlines Ltd.	3,602,951

	Electronic Components
270,900	Flextronics International Ltd.*	2,746,926

	Marine Shipping
1,502,418	Cosco Corp (Singapore) Ltd.	4,243,419

	Total Singapore	10,593,296

	South Africa (a) (1.1%)
	Pharmaceuticals: Generic Drugs
617,400	Aspen Pharmacare Holdings Ltd.*	2,419,750

	Spain (a) (4.6%)
	Major Banks
178,553	Banco Santander S.A.	3,191,497

	Major Telecommunications
237,118	Telefonica S.A.	6,863,816

	Total Spain	10,055,313

	Sweden (a) (1.2%)
	Packaged Software
113,776	Orc Software AB	2,686,153

	Switzerland (a) (2.8%)
	Chemicals: Specialty
29,537	Lonza Group AG (Registered Shares)	3,895,281

	Financial Conglomerates
66,308	UBS AG (Registered Shares)	2,171,157

	Total Switzerland	6,066,438

	United Kingdom (a) (14.1%)
	Beverages: Alcoholic
219,621	SABMiller PLC	4,554,240

	Investment Managers
681,800	BlueBay Asset Management PLC	4,044,275
273,924	Man Group PLC	2,984,994
		7,029,269
	Investment Trusts/Mutual Funds
144,600	KKR Private Equity Investors LP (Units)**	2,167,547

	Major Banks
200,069	Standard Chartered PLC	6,577,031

	Miscellaneous Commercial Services
70,300	Homeserve PLC	2,743,090
282,102	Intertek Group PLC	4,994,084
		7,737,174

	Pharmaceuticals: Other
140,815	Shire PLC	2,750,976

	Total United Kingdom	30,816,237

	United States (33.0%)
	Beverages: Non-Alcoholic
52,400	PepsiCo, Inc.	3,644,944

	Biotechnology
98,200	Gilead Sciences, Inc.*	4,646,824

	Computer Processing Hardware
44,511	Apple Inc.*	5,564,765

	Electric Utilities
62,300	Constellation Energy Group	5,504,205

	Electronic Components
131,200	Amphenol Corporation (Class A)	4,850,464

	Financial Conglomerates
61,900	Prudential Financial, Inc.	4,516,843

	Food: Meat/Fish/Dairy
191,681	Smart Balance Inc.	1,573,701

	Life/Health Insurance
96,500	AFLAC, Inc.	6,022,565

	Media Conglomerates
117,431	News Corp. (Class A)	2,161,905

	Medical Specialties
43,100	Bard (C.R.), Inc.	4,085,449
102,300	Thermo Fisher Scientific, Inc.*	5,721,639
89,900	West Pharmaceutical Services, Inc.	3,712,870
		13,519,958
	Miscellaneous Commercial Services
55,100	Bright Horizons Family Solutions, Inc.*	2,478,398
79,100	FTI Consulting Inc.*	5,022,850
		7,501,248
	Specialty Stores
126,800	Staples, Inc.	2,821,300

	Telecommunication Equipment
122,782	Corning Inc.	2,852,226

	Wireless Telecommunications
182,900	Metropcs Communications Inc.*	2,917,255
94,700	NII Holdings Inc.*	3,762,431
		6,679,686

	Total United States	71,860,634

	Total Common Stocks (Cost $184,308,484)	210,395,594

NUMBER OF
SHARES (000)
	Short-Term Investment (b) (3.7%)
	Investment Company
8,114	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $8,113,848)		8,113,848

	Total Investments
	(Cost $192,422,332) (c)	100.3%	218,509,442
	Liabilities in Excess of Other Assets	(0.3)	(640,842)
	Net Assets	100.0%	$217,868,600

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)

Securities with total market value equal to $111,386,307 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Advantage Fund

Summary of Investments February 29, 2008 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Medical Specialties	$18,526,929	8.5%
Miscellaneous Commercial Services	15,238,422	7.0
Major Banks	14,674,272	6.7
Pharmaceuticals: Other	12,086,107	5.5
Short-Term Investments	8,113,848	3.8
Electronic Components	7,597,390	3.5
Investment Managers	7,029,269	3.2
Beverages: Non-Alcoholic	6,884,944	3.1
Major Telecommunications	6,863,816	3.1
Financial Conglomerates	6,688,000	3.1
Wireless Telecommunications	6,679,686	3.1
Life/Health Insurance	6,022,565	2.8
Food: Specialty/Candy	5,938,174	2.7
Computer Processing Hardware	5,564,765	2.5
Wholesale Distributors	5,519,349	2.5
Electric Utilities	5,504,205	2.5
Home Building	5,355,379	2.4
Apparel/Footwear Retail	5,352,919	2.4
Regional Banks	4,897,791	2.2
Other Consumer Services	4,733,516	2.2
Biotechnology	4,646,824	2.1
Beverages: Alcoholic	4,554,240	2.1
Marine Shipping	4,243,419	1.9
Chemicals: Specialty	3,895,281	1.8
Multi-Line Insurance	3,804,394	1.7
Investment Banks/Brokers	3,715,335	1.7
Airlines	3,602,951	1.6
Apparel/Footwear	3,507,052	1.6
Data Processing Services	3,409,556	1.6
Telecommunication Equipment	2,852,226	1.3
Other Transportation	2,850,408	1.3
Specialty Stores	2,821,300	1.3
Packaged Software	2,686,153	1.2
Pharmaceuticals: Generic Drugs	2,419,750	1.1
Insurance Brokers/Services	2,183,014	1.0
Investment Trusts/Mutual Funds	2,167,547	1.0
Media Conglomerates	2,161,905	1.0
Construction Materials	2,143,040	1.0
Food: Meat/Fish/Dairy	1,573,701	0.7

	$218,509,442	100.0%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 17, 2008